EVENTS (UNAUDITED) SUBSEQUENT TO THE DATE OF INDEPENDENT AUDITOR’S REPORT (Details Narrative) - USD ($)	Aug. 18, 2025	Aug. 12, 2025	Aug. 22, 2025	Jul. 22, 2025	Jan. 27, 2025	Dec. 20, 2024
IfrsStatementLineItems [Line Items]
Number of shares outstanding					2,587,500	2,583,820
Non Adjusting Events After Reporting Period [member]
IfrsStatementLineItems [Line Items]
Precentage of acquire interest		100.00%
[custom:MemorandumOfUnderstandingDescription]		The Findings MOU values Findings at US$305 million which will be paid by $270 million in the Company’s ordinary shares and up to US$35 million in cash. The Company’s ordinary shares will be valued based on the 60-business day trailing VWAP of the Company’s ordinary shares as of the Findings MOU signing date, with ordinary shares subject to customary lock-up periods ranging from 9 to 18 months for Findings’ shareholders. The cash consideration will be split as $15 million paid upon closing and $20 million paid subject to Findings achieving certain EBITDA or ARR thresholds.
[custom:OrdinarySharesDescription]	September 5, 2025 will receive 7 bonus ordinary shares for every one ordinary share
Non Adjusting Events After Reporting Period [member] | Rhino Ventures Limited [member]
IfrsStatementLineItems [Line Items]
Precentage of acquire interest			100.00%
Consideration transferred, acquisition-date fair value			$ 50,000,000
Ordinary shares [member] | Events After Reporting Period [Member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding				2,250,000
Exercise price of outstanding share options				$ 5.13
Ordinary shares [member] | Non Adjusting Events After Reporting Period [member]
IfrsStatementLineItems [Line Items]
Warrants exercise price value				$ 11,542,500